Supplementary Information On Oil, NGL And Natural Gas Reserves (Summary of Standardized Measure of Discounted Future Net Cash Flows) (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Extractive Industries [Abstract]
Future cash inflows	$ 380,263,695	$ 786,295,155	$ 1,405,400,261
Future production costs	(182,948,045)	(311,933,151)	(423,512,430)
Future development and asset retirement costs	(72,431,842)	(124,857,957)	(146,465,509)
Future income tax expense	(38,674,100)	(123,007,909)	(308,149,182)
Future net cash flows	86,209,708	226,496,138	527,273,140
10% annual discount	(56,439,589)	(144,904,927)	(322,490,636)
Standardized measure of discounted future net cash flows	$ 29,770,119	$ 81,591,211	$ 204,782,504	$ 101,674,896